INITIAL PUBLIC OFFERING (FY) (Details) - $ / shares		6 Months Ended
	Sep. 17, 2020	Dec. 31, 2020
Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)		23,000,000
Initial Public Offering [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	23,000,000
Unit price (in dollars per share)	$ 10.00
Initial Public Offering [Member] | Public Warrant [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	0.5
Exercise price of warrant (in dollars per share)	$ 11.50
Initial Public Offering [Member] | Class A Common Stock [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	1
Number of securities called by each warrant (in shares)	1
Over-Allotment Option [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	3,000,000
Unit price (in dollars per share)	$ 10.00